UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

        BlackRock Developed Real Estate Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 1/31/2016

Date of reporting period: 1/31/2016

Item 1 – Report to Stockholders

JANUARY 31, 2016

ANNUAL REPORT

BlackRock Developed Real Estate Index Fund  |  of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve (“Fed”), which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2016	BlackRock Developed Real Estate Index Fund

Investment Objective

BlackRock Developed Real Estate Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of real estate equities in developed markets.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 13, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value August 13, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$948.10	$1.32	$1,000.00	$1,021.94	$1.37	0.29%
Investor A	$1,000.00	$947.40	$2.22	$1,000.00	$1,021.01	$2.31	0.49%
Class K	$1,000.00	$948.30	$1.09	$1,000.00	$1,022.17	$1.13	0.24%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 170/365 (to reflect the period from August 13, 2015, the commencement of operations, to January 31, 2016).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 5 for further information on how expenses were calculated.

Portfolio Composition

Ten Largest Holdings	Percent of Net Assets

Simon Property Group, Inc.	4%
Public Storage	3
Equity Residential	2
Mitsubishi Estate Co. Ltd.	2
Unibail-Rodamco SE	2
Mitsui Fudosan Co. Ltd.	2
AvalonBay Communities, Inc.	2
Welltower, Inc.	2
Prologis, Inc.	2
Sun Hung Kai Properties Ltd.	1

Geographic Allocation	Percent of Net Assets

United States	55%
Japan	10
Hong Kong	7
Australia	6
United Kingdom	6
France	3
Germany	3
Canada	2
Singapore	2
Sweden	1
Other[1]	5

[1]	Other includes a 1% or less investment in each of the following countries: Austria, Belgium, Finland, Ireland, Israel, Italy, Jersey, Luxembourg, Netherlands, New Zealand, Spain and Switzerland.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on August 13, 2015 (commencement of operations) and held through January 31, 2016 is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	5

Schedule of Investments January 31, 2016	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services — 0.1%
Extendicare, Inc.	520	$3,415
Hotels, Restaurants & Leisure — 0.1%
Pandox AB (a)	139	2,166
Ryman Hospitality Properties, Inc.	137	6,432

		8,598
Real Estate Investment Trusts (REITs) — 78.3%
Acadia Realty Trust	259	8,832
Activia Properties, Inc.	2	8,984
Advance Residence Investment Corp.	6	12,990
Aedifica SA	58	3,632
AEON REIT Investment Corp.	3	3,123
Agree Realty Corp.	112	4,135
Alexander’s, Inc.	9	3,285
Alexandria Real Estate Equities, Inc.	294	23,279
Allied Properties Real Estate Investment Trust	435	10,340
Alstria Office REIT-AG (a)	385	4,796
American Assets Trust, Inc.	144	5,384
American Campus Communities, Inc.	482	20,340
American Homes 4 Rent, Class A	710	10,643
Apartment Investment & Management Co., Class A	630	24,665
Apple Hospitality REIT, Inc.	646	11,815
Aritis REIT	402	3,466
Ascendas Real Estate Investment Trust	10,271	16,841
Ashford Hospitality Trust, Inc.	553	3,075
Assura PLC	6,693	5,198
AvalonBay Communities, Inc.	536	91,919
Befimmo SA	63	3,614
Beni Stabili SpA SIIQ	4,020	2,716
Big Yellow Group PLC	846	9,317
Boardwalk REIT	225	7,073
Boston Properties, Inc.	581	67,518
Brandywine Realty Trust	577	7,403
British Land Co. PLC	4,073	43,147
Brixmor Property Group, Inc.	731	19,459
BWP Trust	1,650	3,622
Camden Property Trust	333	25,408
Canadian Apartment Properties REIT	579	12,362
Canadian REIT	407	11,926
CapitaLand Commercial Trust Ltd.	12,400	11,346
Capitaland Mall Trust	12,800	17,984
Care Capital Properties, Inc.	318	9,521
CBL & Associates Properties, Inc.	700	7,525
Cedar Realty Trust, Inc.	522	3,685
Champion REIT	9,000	4,235
Charter Hall Retail REIT	2,229	6,553
Chartwell Retirement Residences	659	5,998
Chatham Lodging Trust	153	2,886
Chesapeake Lodging Trust	320	8,038
Cofinimmo SA	166	18,079
Colony Starwood Homes	159	3,422
Columbia Property Trust, Inc.	568	12,649
Cominar Real Estate Investment Trust	1,116	11,870
Corporate Office Properties Trust	358	7,983
Cousins Properties, Inc.	833	7,180
Cromwell Property Group	5,697	4,018
CubeSmart	662	20,714

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Daiwa House REIT Investment Corp.	1	$3,857
Daiwa House Residential Investment Corp.	2	4,101
Daiwa Office Investment Corp.	1	5,722
DCT Industrial Trust, Inc.	390	13,958
DDR Corp.	975	16,682
Derwent London PLC	430	19,944
Dexus Property Group	4,127	21,767
DiamondRock Hospitality Co.	397	3,295
Digital Realty Trust, Inc.	508	40,681
Douglas Emmett, Inc.	518	15,322
Dream Office Real Estate Investment Trust	225	2,586
Duke Realty Corp.	1,448	29,148
DuPont Fabros Technology, Inc.	322	10,681
EastGroup Properties, Inc.	123	6,567
Education Realty Trust, Inc.	166	6,487
Empire State Realty Trust, Inc., Class A	300	4,965
EPR Properties	290	17,386
Equity Commonwealth (a)	556	14,951
Equity Lifestyle Properties, Inc.	325	21,424
Equity One, Inc.	352	9,757
Equity Residential	1,404	108,234
Essex Property Trust, Inc.	245	52,212
Eurocommercial Properties NV CVA	200	8,742
Extra Space Storage, Inc.	462	41,899
Federal Realty Investment Trust	254	38,311
FelCor Lodging Trust, Inc.	561	3,905
First Industrial Realty Trust, Inc.	480	9,883
First Potomac Realty Trust	318	3,113
Fonciere Des Regions	150	12,745
Forest City Realty Trust, Inc., Class A (a)	907	17,868
Fortune Real Estate Investment Trust	5,000	5,086
Franklin Street Properties Corp.	371	3,621
Frontier Real Estate Investment Corp.	2	8,138
Fukuoka REIT Corp.	2	3,269
Gaming and Leisure Properties, Inc.	394	10,276
Gecina SA	157	20,182
General Growth Properties, Inc.	2,039	57,174
Getty Realty Corp.	224	4,005
GLP J-REIT	10	9,738
Goodman Group	7,007	30,682
Government Properties Income Trust	165	2,265
GPT Group	7,335	25,658
Gramercy Property Trust	2,012	14,708
Great Portland Estates PLC	1,598	17,526
Green REIT PLC	2,631	4,272
H&R Real Estate Investment Trust	1,291	17,371
Hammerson PLC	2,730	22,807
Hansteen Holdings PLC	2,405	3,811
HCP, Inc.	1,755	63,075
Healthcare Realty Trust, Inc.	381	11,064
Healthcare Trust of America, Inc., Class A	587	16,460
Hersha Hospitality Trust	150	2,636
Hibernia REIT PLC	2,490	3,490
Highwoods Properties, Inc.	407	17,212
Hospitality Properties Trust	566	13,352
Host Hotels & Resorts, Inc.	2,741	37,963
Hudson Pacific Properties, Inc.	361	9,173

Portfolio Abbreviation

REIT	Real Estate Investment Trust

See Notes to Financial Statements.

6	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
ICADE	150	$10,660
Industrial & Infrastructure Fund Investment Corp.	1	4,674
Inland Real Estate Corp.	420	4,498
Intu Properties PLC	3,260	13,951
Investa Office Fund	2,000	5,594
Investors Real Estate Trust	539	3,514
Invincible Investment Corp.	9	5,524
Japan Excellent, Inc.	4	4,456
Japan Hotel REIT Investment Corp.	14	10,632
Japan Logistics Fund, Inc.	3	5,973
Japan Prime Realty Investment Corp.	3	10,802
Japan Real Estate Investment Corp.	5	26,560
Japan Retail Fund Investment Corp.	10	21,183
Kenedix Office Investment Corp.	2	10,134
Keppel REIT	5,000	3,148
Kilroy Realty Corp.	344	19,219
Kimco Realty Corp.	1,470	39,969
Kite Realty Group Trust	416	11,024
Kiwi Property Group Ltd.	4,768	4,245
Klepierre	828	35,887
Land Securities Group PLC	3,119	48,916
LaSalle Hotel Properties	466	10,327
Lexington Realty Trust	700	5,131
Liberty Property Trust	618	18,120
Link REIT	8,500	48,764
LondonMetric Property PLC	5,164	11,946
LTC Properties, Inc.	189	8,416
Macerich Co.	585	45,612
Mack-Cali Realty Corp.	458	9,522
Mapletree Commercial Trust	3,000	2,820
Mapletree Industrial Trust	3,500	3,788
Mapletree Logistics Trust	4,000	2,647
Medical Properties Trust, Inc.	983	10,813
MedicX Fund, Ltd.	3,615	4,391
Mercialys SA	170	3,471
Merlin Properties Socimi SA	1,255	14,574
Mid-America Apartment Communities, Inc.	299	28,052
Mirvac Group	15,883	21,687
Mori Hills REIT Investment Corp.	5	6,334
Mori Trust Sogo REIT, Inc.	2	3,335
National Health Investors, Inc.	110	6,675
National Retail Properties, Inc.	562	24,132
New Senior Investment Group, Inc.	384	3,529
New York REIT, Inc.	801	8,234
Nippon Accommodations Fund, Inc.	2	7,158
Nippon Building Fund, Inc.	4	20,689
Nippon Prologis REIT, Inc.	6	10,678
Nomura Real Estate Master Fund, Inc. (a)	10	12,301
NSI NV	491	2,000
Omega Healthcare Investors, Inc.	652	20,675
Orix JREIT, Inc.	10	13,941
Paramount Group, Inc.	642	10,529
Parkway Properties, Inc.	300	4,041
Pebblebrook Hotel Trust	307	7,497
Pennsylvania Real Estate Investment Trust	300	5,874
Physicians Realty Trust	328	5,599
Piedmont Office Realty Trust, Inc., Class A	502	9,292
Post Properties, Inc.	161	9,224
Premier Investment Corp.	4	4,475
Primary Health Properties PLC	2,194	3,337
Prologis, Inc.	2,011	79,374

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	80	$6,926
Public Storage	573	145,290
QTS Realty Trust, Inc., Class A	131	6,052
Ramco-Gershenson Properties Trust	261	4,461
Realty Income Corp.	976	54,451
Redefine International PLC	4,345	2,941
Regency Centers Corp.	320	23,165
Retail Opportunity Investments Corp.	292	5,399
Retail Properties of America, Inc., Class A	1,109	17,201
Rexford Industrial Realty, Inc.	238	3,877
RioCan Real Estate Investment Trust	1,371	24,212
RLJ Lodging Trust	563	10,297
Rouse Properties, Inc.	208	3,640
Sabra Health Care REIT, Inc.	335	6,151
Safestore Holdings PLC	737	3,607
Saul Centers, Inc.	69	3,510
Scentre Group	19,574	61,144
Segro PLC	2,587	16,235
Select Income REIT	270	5,103
Senior Housing Properties Trust	898	13,003
Shaftesbury PLC	1,308	15,702
Shopping Centres Australasia Property Group	2,729	4,167
Silver Bay Realty Trust Corp.	237	3,309
Simon Property Group, Inc.	1,218	226,889
SL Green Realty Corp.	400	38,644
Smart Real Estate Investment Trust	350	7,735
Sovran Self Storage, Inc.	155	17,465
Spirit Realty Capital, Inc.	1,359	14,242
STAG Industrial, Inc.	251	4,249
Stockland	9,000	26,407
STORE Capital Corp.	193	4,785
Summit Hotel Properties, Inc.	304	3,086
Sun Communities, Inc.	223	14,850
Sunstone Hotel Investors, Inc.	543	6,450
Suntec Real Estate Investment Trust	8,400	9,382
Tanger Factory Outlet Centers, Inc.	313	10,013
Taubman Centers, Inc.	255	18,115
Terreno Realty Corp.	168	3,777
Tier REIT, Inc.	245	3,766
Tokyu REIT, Inc.	3	3,530
Top REIT, Inc.	1	3,605
Tritax Big Box REIT PLC	2,601	4,818
UDR, Inc.	1,056	37,583
Unibail-Rodamco SE	380	95,783
United Urban Investment Corp.	11	15,055
Urban Edge Properties	327	7,946
Vastned Retail NV	32	1,401
Ventas, Inc.	1,274	70,478
VEREIT, Inc.	3,797	29,275
Vicinity Centres	12,724	26,490
Vornado Realty Trust	633	55,995
Warehouses De Pauw CVA	50	4,055
Washington Real Estate Investment Trust	259	6,535
Weingarten Realty Investors	474	16,538
Welltower, Inc.	1,373	85,428
Wereldhave NV	164	8,960
Westfield Corp.	7,354	52,350
Winthrop Realty Trust (a)	252	3,321
Workspace Group PLC	638	7,360
WP Carey, Inc.	383	22,310
WP GLIMCHER, Inc.	936	8,499

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	7

Schedule of Investments (continued)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Xenia Hotels & Resorts, Inc.	505	$7,388

		3,909,168
Real Estate Management & Development — 18.4%
ADO Properties SA (a)(b)	147	4,106
Aeon Mall Co. Ltd.	500	7,642
Allreal Holding AG (a)	36	4,744
Azrieli Group Ltd.	180	6,353
BUWOG AG (a)	191	3,926
CA Immobilien Anlagen AG (a)	277	4,750
Capital & Counties Properties PLC	2,791	14,769
CapitaLand Ltd.	10,400	22,608
Castellum AB	989	14,745
Cheung Kong Property Holdings Ltd.	11,000	59,624
Citycon OYJ (a)	1,477	3,525
Conwert Immobilien Invest SE (a)	267	3,776
Deutsche Euroshop AG	200	8,554
Deutsche Wohnen AG, Bearer Shares	1,401	36,936
F&C Commercial Property Trust, Ltd.	1,956	3,687
Fabege AB	768	11,907
Fastighets AB Balder (a)	428	9,563
First Capital Realty, Inc.	263	3,514
Grainger PLC	1,387	4,581
Grand City Properties SA	315	6,526
Hang Lung Properties Ltd.	9,000	16,602
Henderson Land Development Co. Ltd.	4,000	21,788
Hispania Activos Inmobiliarios SA (a)	256	3,184
Hongkong Land Holdings Ltd.	4,200	26,464
Hufvudstaden AB, A Shares	498	6,862
Hulic Co. Ltd.	1,400	12,072
Hysan Development Co. Ltd.	3,000	11,624
Inmobiliaria Colonial SA (a)	8,333	5,582
Kerry Properties Ltd.	3,000	6,943
Kungsleden AB	543	3,631
LEG Immobilien AG (a)	234	18,994
Mitsubishi Estate Co. Ltd.	5,000	98,983
Mitsui Fudosan Co. Ltd.	4,000	94,163
Mobimo Holding AG (a)	23	4,856

Common Stocks	Shares	Value
Real Estate Management & Development (concluded)
New World Development Co. Ltd.	22,000	$18,010
Nomura Real Estate Holdings, Inc.	300	5,268
NTT Urban Development Corp.	400	3,927
PSP Swiss Property AG, Registered Shares (a)	205	17,469
Sino Land Co. Ltd.	12,000	15,417
Sponda OYJ	911	3,726
St Modwen Properties PLC	632	3,500
Sumitomo Realty & Development Co. Ltd.	2,000	56,065
Sun Hung Kai Properties Ltd.	7,000	75,945
Swire Properties Ltd.	4,600	11,969
Swiss Prime Site AG, Registered Shares (a)	237	18,967
TAG Immobilien AG	453	5,333
TLG Immobilien AG	200	3,816
Tokyo Tatemono Co. Ltd.	900	9,683
UNITE Group PLC	1,073	9,868
UOL Group Ltd.	1,300	5,150
Vonovia SE	1,801	54,892
Wallenstam AB, B Shares	614	4,374
Wharf Holdings Ltd.	5,000	23,399
Wihlborgs Fastigheter AB	187	3,593

		917,955

Rights — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
Tritax Big Box REIT PLC (a)	236	20
Total Long-Term Investments (Cost — $5,138,805) — 96.9%		4,839,156

Short-Term Securities
BlackRock Premier Government Institutional Fund, 0.20% (c)(d)	76,937	76,937
Total Short-Term Securities (Cost — $76,937) — 1.5%		76,937
Total Investments (Cost — $5,215,742) — 98.4%		4,916,093
Other Assets Less Liabilities — 1.6%		77,772

Net Assets —100.0%		$4,993,865

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Premier Government Institutional Fund[1]	76,937	76,937	$88
[1] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

See Notes to Financial Statements.

8	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Depreciation
5	Dow Jones U.S. Real Estate Index	March 2016	USD	141,250		$(1,548)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	$1,548	—	—	—	$1,548

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended January 31, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$(5,520)	—	—	—	$(5,520)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$(1,548)	—	—	—	$(1,548)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts – long	$114,740

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	9

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Health Care Providers & Services	$3,415	—	—	$3,415
Hotels, Restaurants & Leisure	6,432	$2,166	—	8,598
Real Estate Investment Trusts (REITs)	2,750,183	1,158,985	—	3,909,168
Real Estate Management & Development	16,051	901,904	—	917,955
Rights	—	20	—	20
Short-Term Securities	76,937	—	—	76,937

Total	$2,853,018	$2,063,075	—	$4,916,093

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Equity contracts	$(1,548)	—	—	$(1,548)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$9,000	—	—	$9,000
Foreign currency at value	45,635	—	—	45,635

Total	$54,635	—	—	$54,635

See Notes to Financial Statements.

10	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Statement of Assets and Liabilities

January 31, 2016

Assets
Investments at value — unaffiliated (cost — $5,138,805)	$4,839,156
Investments at value — affiliated (cost — $76,937)	76,937
Cash pledged for financial futures contracts	9,000
Foreign currency at value (cost — $45,896)	45,635
Receivables:
Dividends	10,569
Investment advisor	79,503
Deferred offering costs	60,346
Variation margin receivable on financial futures contracts	3,150
Prepaid expenses	6,781

Total assets	5,131,077

Liabilities
Payables:
Offering costs	85,410
Professional fees	34,066
Printing fees	9,554
Officer’s and Trustees’ fees	1,583
Other accrued expenses	6,599

Total liabilities	137,212

Net Assets	$4,993,865

Net Assets Consist of
Paid-in capital	$5,329,390
Distributions in excess of net investment income	(14,509)
Accumulated net realized loss	(19,455)
Net unrealized appreciation (depreciation)	(301,561)

Net Assets	$4,993,865

Net Asset Value
Institutional:
Net assets	$325,555

Shares outstanding	34,808

Net asset value	$9.35

Shares authorized	Unlimited

Par value	$0.001

Investor A:
Net assets	$28,330

Shares outstanding	3,029

Net asset value	$9.35

Shares authorized	Unlimited

Par value	$0.001

Class K:
Net assets	$4,639,980

Shares outstanding	496,000

Net asset value	$9.35

Shares authorized	Unlimited

Par value	$0.001

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	11

Statement of Operations

Period August 13, 2015[1] to January 31, 2016

Investment Income
Dividends	$63,999
Dividends — affiliated	88
Foreign taxes withheld	(4,245)

Total income	59,842

Expenses
Investment advisory	2,849
Service — class specific	27
Transfer agent — class specific	341
Organization and offering	56,469
Professional	43,524
Printing	9,576
Custodian	4,581
Officer and Trustees	3,996
Registration	1,052
Miscellaneous	5,132

Total expenses	127,547
Less:
Fees waived by the Manager	(2,849)
Expenses reimbursed by the Manager	(118,634)
Transfer agent fees waived and/or reimbursed	(282)

Total expenses after fees waived and/or reimbursed	5,782

Net investment income	54,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,095)
Financial futures contracts	(5,520)
Foreign currency transactions	2,413

(16,202)

Net change in unrealized appreciation (depreciation) on:
Investments	(299,649)
Financial futures contracts	(1,548)
Foreign currency translations	(364)

(301,561)

Net realized and unrealized loss	(317,763)

Net Decrease in Net Assets Resulting from Operations	$(263,703)

[1] Commencement of operations.

See Notes to Financial Statements.

12	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	Period August 13, 2015[1] to January 31, 2016

Operations
Net investment income	$54,060
Net realized loss	(16,202)
Net change in unrealized appreciation (depreciation)	(301,561)

Net decrease in net assets resulting from operations	(263,703)

Distributions to Shareholders[2]
From net investment income:
Institutional	(6,929)
Investor A	(301)
Class K	(67,123)

Decrease in net assets resulting from distributions to shareholders	(74,353)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	5,331,921

Net Assets
Total increase in net assets	4,993,865
Beginning of period	—

End of period	$4,993,865

Distributions in excess of net investment income, end of period	$(14,509)

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	13

Financial Highlights

	Institutional	Investor A	Class K
	Period August 13, 2015[1] to January 31, 2016	Period August 13, 2015[1] to January 31, 2016	Period August 13, 2015[1] to January 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.12	0.09	0.10
Net realized and unrealized loss	(0.64)	(0.61)	(0.61)

Net decrease from investment operations	(0.52)	(0.52)	(0.51)

Distributions from net investment income[3]	(0.13)	(0.13)	(0.14)

Net asset value, end of period	$9.35	$9.35	$9.35

Total Return[4,5]
Based on net asset value	(5.19)%	(5.26)%	(5.17)%

Ratios to Average Net Assets
Total expenses[6,7]	2.89%	3.65%	3.21%

Total expenses after fees waived and/or reimbursed[6]	0.29%	0.49%	0.24%

Net investment income[6]	2.66%	2.00%	2.27%

Supplemental Data
Net assets, end of period (000)	$326	$28	$4,640

Portfolio turnover rate	8%	8%	8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.85% for Institutional Shares, 5.79% for Investor A Shares and 5.40% for Class K Shares.

See Notes to Financial Statements.

14	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Developed Real Estate Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified under the 1940 Act.

The Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Name	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., financial futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	15

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. The Manager reimbursed the Fund $3,550, which is shown as expenses reimbursed by the Manager in the Statement of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

16	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Notes to Financial Statements (continued)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage economically its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Fund invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on an annual rate of 0.12% of the average daily net assets.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	17

Notes to Financial Statements (continued)

The Manager, with respect to the Fund, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the period ended January 31, 2016, the amounts waived were $50.

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Institutional	Investor A	Class K
Service Fee	—	0.25%	—

Other Fees

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the period ended January 31, 2016, the following table shows the class specific transfer agent fees borne by each class of the Fund:

	Institutional	Investor A	Class K
Transfer Agent Fee	$104	$35	$202

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other Fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is as follows:

Institutional	0.29%
Investor A	0.49%
Class K	0.24%

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to June 1, 2017, unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as expenses reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the period ended January 31, 2016, the amounts included in fees waived and/or reimbursed were as follows:

	Fund Level	Institutional	Investor A	Class K
Amount waived and/or reimbursed	$121,433	$47	$34	$201

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

18	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Notes to Financial Statements (continued)

On January 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring 2018
Fund Level	$117,883
Institutional	$47
Investor A	$34
Class K	$201

Officer and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

6. Purchases and Sales:

For the period ended January 31, 2016, purchases and sales of investments excluding short-term securities, were $5,616,511 and $393,974, respectively.

7. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, the sale of stock of passive foreign investment companies and non-deductible expenses were reclassified to the following accounts:

Paid-in capital	$(2,531)
Distributions in excess of net investment income	$5,784
Accumulated net realized loss	$(3,253)

The tax character of distributions paid was as follows:

Ordinary income	1/31/2016	$74,353

As of period end, the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$13,467
Net unrealized losses[1]	(328,187)
Qualified late-year losses[2]	(20,805)

Total	$(335,525)

[1]

The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sale, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the timing and recognition of partnership income.

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,243,916

Gross unrealized appreciation	$129,667
Gross unrealized depreciation	(457,490)

Net unrealized depreciation	$(327,823)

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	19

Notes to Financial Statements (continued)

8. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended January 31, 2016, the Fund did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

As of period end, the Fund invested a significant portion of its assets in securities in the real estate investment trusts (REITs) sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

20	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Notes to Financial Statements (concluded)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period August 13, 2015[1] to January 31, 2016
	Shares	Amount
Institutional
Shares sold	67,392	$647,376
Shares issued to shareholders in reinvestment of distributions	705	6,661
Shares redeemed	(33,289)	(312,165)

Net increase	34,808	$341,872

Investor A
Shares sold	3,594	$35,400
Shares issued to shareholders in reinvestment of distributions	5	49
Shares redeemed	(570)	(5,400)

Net increase	3,029	$30,049

Class K
Shares sold	496,000	$4,960,000

Net increase	496,000	$4,960,000

Total Net Increase	533,837	$5,331,921

[1]	Commencement of operations.

At January 31, 2016, shares of BlackRock Developed Real Estate Index Fund owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	2,000
Investor A	2,000
Class K	496,000

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and the Shareholders of BlackRock Developed Real Estate Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Developed Real Estate Index Fund (the “Fund”), a series of BlackRock Funds, at January 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period August 13, 2015 (commencement of operations) through January 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

March 28, 2016

22	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on May 18-20, 2015 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”) on behalf of BlackRock Developed Real Estate Index Fund (the “Fund”), a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to certain other portfolios of the Trust. The Fund commenced operations in August 2015.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds. Both the peer group and the funds within the peer group (collectively, the “Peer Group”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock.1 The Board also received (a) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members present at the Meeting, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	23

Disclosure of Investment Advisory Agreement (continued)

the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund is newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members present at the Meeting, reviewed the Fund’s contractual management fee ratio compared with the other funds in the Fund’s Peer Group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Peer Group. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board noted that the Fund’s contractual management fee rate ranked first out of three funds, and that the estimated actual management fee and the estimated total expense ratio each ranked second out of three funds, relative to the Fund’s Peer Group. The Board also noted that BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

24	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Disclosure of Investment Advisory Agreement (concluded)

Following consideration of this information, the Board, including the independent Board Members present at the Meeting, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

All the Board Members present at the Meeting, including all the Independent Board Members present, approved the Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	25

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 153 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 153 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 153 Portfolios	None
Frank J. Fabozzi 1948	Trustee	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	108 RICs consisting of 228 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 153 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 153 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 153 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	33 RICs consisting of 153 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 153 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 153 Portfolios	None

26	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 153 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Fund.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Fund’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 228 Portfolios	None
John M. Perlowski 1964	Trustee, President, and Chief Executive Officer	Since 2015 (Trustee); Since 2011 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 326 Portfolios	None
[4] Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	27

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock since 2016; Director of BlackRock From 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762

Effective September 25, 2015, John M. Perlowski was appointed to serve as an Interested Trustee of the Trust.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were appointed to serve as Trustees of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US), Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

28	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016	29

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2016

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DREI-1/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche (“D&T) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Developed Real Estate Index Fund	$24,750	N/A	$0	N/A	$14,127	N/A	$0	N/A

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$690,797	$602,463
(c) Tax Fees[2]	$11,821,636	$12,495,765
(d) All Other Fees[3]	$404,124	$558,341

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

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(e)(1) Audit Committee Pre-Approval Policies and Procedures:

        The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Developed Real Estate Index Fund	$14,127	N/A

 (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

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(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds
Date: April 1, 2016
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 1, 2016

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